Earnings/(Loss) per share	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Earningsloss Per Share
Earnings/(Loss) per share

Note 15. Earnings/(Loss) per share

	Consolidated
	31 December 2024	31 December 2023
	A$	A$

Loss after income tax	(1,964,737)	(9,194,540)
Non-controlling interest	41,972	51,229

Loss after income tax	(1,922,765)	(9,143,311)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	256,181,097	210,889,961

Weighted average number of ordinary shares used in calculating diluted earnings per share	256,181,097	210,889,961

	A$	A$

Basic earnings per share	(0.01)	(0.04)
Diluted earnings per share	(0.01)	(0.04)

- As of the 31 December 2023 there were 30,154,335 outstanding unlisted options that would be included in the diluted calculation.

- As of the 31 December 2024 there were 38,744,282   outstanding unlisted options that would be included in the diluted calculation.

Note 27. Earnings/(Loss) per share

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	211,477,929	198,977,884	176,847,043
Adjustments for calculation of diluted earnings per share:
Options over ordinary shares	-	-	12,150,000

Weighted average number of ordinary shares used in calculating diluted earnings per share	211,477,929	198,977,884	188,997,043

Basic earnings/(loss) per share	(0.08)	(0.06)	0.20
Diluted earnings/(loss) per share	(0.08)	(0.06)	0.18

As of the 30 June 2024 there were 23,578,766 (2023: 33,572,158, 2022: 12,150,000) outstanding unlisted options that would be included in the diluted calculation.